Financial risk management - Disclosure of maturity analysis for financial liabilities and derivatives (Details) - GBP (£) £ in Millions	Mar. 31, 2023	Mar. 31, 2022
Non-derivative financial liabilities
Lease liabilities	£ (916)	£ (673)
Less than 1 year
Non-derivative financial liabilities
Lease liabilities	(118)	(132)
Liquidity risk
Non-derivative financial liabilities
Borrowings, excluding lease liabilities	(41,635)	(43,498)
Interest payments on borrowings	(18,913)	(15,306)
Lease liabilities	(916)	(673)
Other non-interest-bearing liabilities	(4,648)	(4,315)
Contingent consideration	(19)	(45)
Derivative financial assets
Financial liabilities	(67,910)	(64,774)
Liquidity risk | Derivative contracts – receipts
Derivative financial assets
Derivative financial assets	9,502	6,719
Liquidity risk | Derivative contracts – payments
Derivative financial assets
Derivative financial assets	(9,257)	(6,405)
Liquidity risk | Commodity derivatives - receipts
Derivative financial assets
Derivative financial assets	59	274
Liquidity risk | Commodity derivatives - payments
Derivative financial assets
Derivative financial assets	(20)	(63)
Liquidity risk | Derivative contracts – receipts
Derivative financial liabilities
Derivative financial liabilities	13,073	10,958
Liquidity risk | Derivative contracts – payments
Derivative financial liabilities
Derivative financial liabilities	(14,984)	(12,394)
Liquidity risk | Commodity derivatives - receipts
Derivative financial liabilities
Derivative financial liabilities	21	2
Liquidity risk | Commodity derivatives - payments
Derivative financial liabilities
Derivative financial liabilities	(173)	(28)
Liquidity risk | Less than 1 year
Non-derivative financial liabilities
Borrowings, excluding lease liabilities	(2,433)	(11,589)
Interest payments on borrowings	(1,220)	(970)
Lease liabilities	(118)	(132)
Other non-interest-bearing liabilities	(4,232)	(3,979)
Contingent consideration	(19)	(37)
Derivative financial assets
Financial liabilities	(8,309)	(16,698)
Liquidity risk | Less than 1 year | Derivative contracts – receipts
Derivative financial assets
Derivative financial assets	4,757	4,512
Liquidity risk | Less than 1 year | Derivative contracts – payments
Derivative financial assets
Derivative financial assets	(4,679)	(4,405)
Liquidity risk | Less than 1 year | Commodity derivatives - receipts
Derivative financial assets
Derivative financial assets	48	234
Liquidity risk | Less than 1 year | Commodity derivatives - payments
Derivative financial assets
Derivative financial assets	(11)	(52)
Liquidity risk | Less than 1 year | Derivative contracts – receipts
Derivative financial liabilities
Derivative financial liabilities	1,174	3,149
Liquidity risk | Less than 1 year | Derivative contracts – payments
Derivative financial liabilities
Derivative financial liabilities	(1,461)	(3,401)
Liquidity risk | Less than 1 year | Commodity derivatives - receipts
Derivative financial liabilities
Derivative financial liabilities	11	1
Liquidity risk | Less than 1 year | Commodity derivatives - payments
Derivative financial liabilities
Derivative financial liabilities	(126)	(29)
Liquidity risk | In 1 to 2 years
Non-derivative financial liabilities
Borrowings, excluding lease liabilities	(2,722)	(1,322)
Interest payments on borrowings	(1,244)	(928)
Lease liabilities	(102)	(96)
Other non-interest-bearing liabilities	(416)	(336)
Contingent consideration	0	(8)
Derivative financial assets
Financial liabilities	(4,809)	(2,805)
Liquidity risk | In 1 to 2 years | Derivative contracts – receipts
Derivative financial assets
Derivative financial assets	701	316
Liquidity risk | In 1 to 2 years | Derivative contracts – payments
Derivative financial assets
Derivative financial assets	(676)	(282)
Liquidity risk | In 1 to 2 years | Commodity derivatives - receipts
Derivative financial assets
Derivative financial assets	11	37
Liquidity risk | In 1 to 2 years | Commodity derivatives - payments
Derivative financial assets
Derivative financial assets	(6)	(8)
Liquidity risk | In 1 to 2 years | Derivative contracts – receipts
Derivative financial liabilities
Derivative financial liabilities	2,154	1,008
Liquidity risk | In 1 to 2 years | Derivative contracts – payments
Derivative financial liabilities
Derivative financial liabilities	(2,483)	(1,189)
Liquidity risk | In 1 to 2 years | Commodity derivatives - receipts
Derivative financial liabilities
Derivative financial liabilities	9	1
Liquidity risk | In 1 to 2 years | Commodity derivatives - payments
Derivative financial liabilities
Derivative financial liabilities	(35)	2
Liquidity risk | In 2 to 3 years
Non-derivative financial liabilities
Borrowings, excluding lease liabilities	(2,614)	(2,468)
Interest payments on borrowings	(1,148)	(883)
Lease liabilities	(86)	(79)
Other non-interest-bearing liabilities	0	0
Contingent consideration	0	0
Derivative financial assets
Financial liabilities	(4,159)	(3,578)
Liquidity risk | In 2 to 3 years | Derivative contracts – receipts
Derivative financial assets
Derivative financial assets	745	1,427
Liquidity risk | In 2 to 3 years | Derivative contracts – payments
Derivative financial assets
Derivative financial assets	(719)	(1,313)
Liquidity risk | In 2 to 3 years | Commodity derivatives - receipts
Derivative financial assets
Derivative financial assets	0	3
Liquidity risk | In 2 to 3 years | Commodity derivatives - payments
Derivative financial assets
Derivative financial assets	(3)	(3)
Liquidity risk | In 2 to 3 years | Derivative contracts – receipts
Derivative financial liabilities
Derivative financial liabilities	2,381	2,075
Liquidity risk | In 2 to 3 years | Derivative contracts – payments
Derivative financial liabilities
Derivative financial liabilities	(2,705)	(2,336)
Liquidity risk | In 2 to 3 years | Commodity derivatives - receipts
Derivative financial liabilities
Derivative financial liabilities	1	0
Liquidity risk | In 2 to 3 years | Commodity derivatives - payments
Derivative financial liabilities
Derivative financial liabilities	(11)	(1)
Liquidity risk | More than 3 years
Non-derivative financial liabilities
Borrowings, excluding lease liabilities	(33,866)	(28,119)
Interest payments on borrowings	(15,301)	(12,525)
Lease liabilities	(610)	(366)
Other non-interest-bearing liabilities	0	0
Contingent consideration	0	0
Derivative financial assets
Financial liabilities	(50,633)	(41,693)
Liquidity risk | More than 3 years | Derivative contracts – receipts
Derivative financial assets
Derivative financial assets	3,299	464
Liquidity risk | More than 3 years | Derivative contracts – payments
Derivative financial assets
Derivative financial assets	(3,183)	(405)
Liquidity risk | More than 3 years | Commodity derivatives - receipts
Derivative financial assets
Derivative financial assets	0	0
Liquidity risk | More than 3 years | Commodity derivatives - payments
Derivative financial assets
Derivative financial assets	0	0
Liquidity risk | More than 3 years | Derivative contracts – receipts
Derivative financial liabilities
Derivative financial liabilities	7,364	4,726
Liquidity risk | More than 3 years | Derivative contracts – payments
Derivative financial liabilities
Derivative financial liabilities	(8,335)	(5,468)
Liquidity risk | More than 3 years | Commodity derivatives - receipts
Derivative financial liabilities
Derivative financial liabilities	0	0
Liquidity risk | More than 3 years | Commodity derivatives - payments
Derivative financial liabilities
Derivative financial liabilities	£ (1)	£ 0